Deposits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Deposits Additional Information [Abstract]
Time deposits	$ 94,213	$ 68,719
Brokered deposits	$ 20,966	$ 32,095